PRINCIPAL ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2014
PRINCIPAL ACCOUNTING POLICIES
RMB/USD exchange rate used in translation	6.2046
Minimum
Statement
Use right years	3 years
Maximum
Statement
Use right years	10 years
Land use right | Minimum
Statement
Use right years	40 years
Land use right | Maximum
Statement
Use right years	50 years